18. Related Party (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Related Party Transactions [Abstract]
Royalty revenue	$ 0	$ 247	$ 0	$ 247	$ 247